Nature of operations	12 Months Ended
Dec. 31, 2018
Disclosure of nature of operations [Abstract]
Disclosure Of Nature Of Operations [Text Block]
1	Nature of operations

Entrée Resources Ltd., together with its subsidiaries (collectively referred to as the “Company” or “Entrée”), is focused on the exploration of mineral property interests. The Company is principally focused on its Entrée/Oyu Tolgoi Joint Venture Project in Mongolia.

The Company has its primary listing in Canada on the Toronto Stock Exchange (“TSX”) and secondary listing in the United States on the NYSE American LLC (“NYSE American”). The Company’s registered office is at Suite 2900, 550 Burrard Street, Vancouver, BC, V6C 0A3, Canada.

All amounts are expressed in United States dollars, except for certain amounts denoted in Canadian dollars (“C$”).

These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern which assumes that the Company will be able to continue for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. The Company estimates it has sufficient working capital to continue operations for the upcoming year.